F  U  N  D    P  R  O  F  I  L  E
EDGAR Submission type: 497K1
Filed pursuant to Rule 497(k)(1)(i)

FIDELITY STRATEGIC INCOME
FUND

FIDELITY STRATEGIC INCOME FUND

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

[Item Code number]. FSN-profile-1298

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE
STRATEGIC INCOME FUND seeks a high level of current income. The fund may also seek capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing primarily in debt securities, including lower-quality debt securities.
(small solid bullet) Allocating the fund's assets among four general investment categories: high yield securities, U.S. Government and investment-grade securities, emerging market securities, and foreign developed market securities.
(small solid bullet) Potentially investing in equity securities. (small solid bullet) Using a neutral mix of approximately 40% high yield, 30% U.S. Government and investment-grade, 15% emerging markets, and 15% foreign developed markets.
(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainty and can be extremely volatile. (small solid bullet) PREPAYMENT. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.
Performance
Because the fund was new when this prospectus was printed, its performance history is not included. Performance history will be available for the fund after the fund has been in operation for one calendar year.
Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [ The annual fund operating expenses provided below for Strategic Income are higher than the expenses actually paid by the fund as the result of expense reimbursements and the payment or reduction of certain expenses during the period.]
SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                          %

DISTRIBUTION AND SERVICE (12B-1) FEE    NONE

OTHER EXPENSES                          %

TOTAL ANNUAL FUND OPERATING EXPENSES A  %

A FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses), as a percentage of its average net assets, exceed 1.10%. This arrangement can be terminated by FMR at any time.
[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement, would have been __%.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
Beginning January 1, 1999, Fidelity Investments Money Management, Inc.
(FIMM) will serve as sub-adviser and choose certain types of investments for the fund. FIMM is an affiliate of FMR.
John Carlson is Vice President and lead manager of Strategic Income, which he has managed since inception. He also manages the emerging markets investments of Strategic Income and manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 through 1995.
Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.
The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you buy through an investment professional or through a retirement account, certain account features and policies may differ.
Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.
Distributions and Taxes
The fund declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in December and February. You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments & (Pyramid) Design, Fidelity Investments and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.


F  U  N  D    P  R  O  F  I  L  E

SPARTAN(REGISTERED TRADEMARK)
INTERMEDIATE MUNICIPAL INCOME
FUND

SPARTAN INTERMEDIATE MUNICIPAL INCOME FUND

[EFFECTIVE DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

Insert item Code number ____________. -profile-MAPS code suffix

Investment Summary
INVESTMENT OBJECTIVE. Spartan Intermediate Municipal Income Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.
PRINCIPAL INVESTMENT STRATEGIES. Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing normally in investment-grade municipal debt securities.
(small solid bullet) Investing at least 80% of assets in municipal securities whose interest is exempt from federal income tax.
(small solid bullet) Potentially investing more than 25% of total
assets in municipal securities that finance    similar types of
projects.
(small solid bullet) Managing the fund to have similar overall interest rate risk to the Lehman Brothers 1-17 Year Municipal Bond Index.
(small solid bullet) Normally maintaining a dollar-weighted average maturity between three and ten years.
(small solid bullet) Allocating assets across different market sectors and maturities.
(small solid bullet) Analyzing a security's structural features, current pricing and trading opportunities, and the credit quality of its issuer in selecting investments.
PRINCIPAL INVESTMENT RISKS. The fund is subject to the following principal investment risks:
(small solid bullet) MUNICIPAL MARKET VOLATILITY. The municipal market is volatile and can be significantly affected by adverse tax, legislative or political changes and the financial condition of the issuers of municipal securities.
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investment is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.
Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and similar funds over various periods of time. Data for the market index is available only from June 30, 1993 to the present. Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
 SPARTAN INTERMEDIATE MUNICIPAL INCOME

CALENDAR YEARS                          1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                                        %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR SPARTAN INTERMEDIATE
MUNICIPAL INCOME, THE HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING [CALENDAR QUARTER], [YEAR]).

AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998  PAST 1 YEAR  PAST 5 YEARS  PAST 10 YEARS

SPARTAN INTERMEDIATE MUNI. INCOME         %            %             %

LEHMAN BROS. 1-17 YEAR                    %            %             %
MUNI. BOND INDEX

LIPPER INTERMEDIATE MUNI. DEBT            %            %             %
FUNDS AVERAGE


If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
The Lehman Brothers 1-17 Year Municipal Bond Index is a market capitalization-weighted index of investment-grade municipal bonds with maturities between one and 17 years.
Lipper Intermediate Municipal Debt Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. The annual fund operating expenses provided below for the fund are based on historical expenses, adjusted to reflect current fees. The annual fund operating expenses provided below for the fund are higher than the expenses actually paid by the fund as the result of expense reimbursements and the payment or reduction of certain expenses during the period. SHAREHOLDER FEES (PAID BY THE INVESTOR)
SALES CHARGE (LOAD) ON PURCHASES AND REINVESTED DISTRIBUTIONS  NONE

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                    NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)     $12.00

FUND OPERATING EXPENSES (PAID BY THE FUND)
MANAGEMENT FEE                          %

DISTRIBUTION AND SERVICE (12B-1) FEE    NONE

OTHER EXPENSES                          %

TOTAL ANNUAL FUND OPERATING EXPENSES A  %

A Effective March 20, 1998, FMR has voluntarily agreed to reimburse the fund to the extent that total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses, as a percentage of its average net assets, exceed 0.53%. This arrangement will remain in effect through December 31, 1999.
A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including these reductions, the total fund operating expenses, after reimbursement, would have been __%.
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation. To buy shares, fill out an application and mail it with a check to the address listed on the application. You may also buy shares by exchange from another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. The minimum initial purchase amount is $10,000, the minimum additional purchase amount is $1,000, and the minimum balance amount is $5,000. If you buy through an investment professional, certain account features and policies may differ.
Selling Shares
You may sell all or a portion of your shares on any business day by
phone, by mail, by wire, or over the    I    nternet through
Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances. Normally, Fidelity will process redemptions by the next business day, but Fidelity may take up to seven days to process redemptions if making immediate payment would adversely affect the fund.
Distributions and Taxes
The fund declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in February and December. You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
The fund seeks to earn income and pay dividends exempt from federal income tax.
A portion of the fund's income, and the dividends you receive, may be subject to federal and state income taxes. The fund's income may be subject to the federal alternative minimum tax. The fund may also realize taxable income or gains on the sale of municipal bonds and may make taxable distributions.
Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Beginning January 1, 1999, Fidelity Investments Money Management, Inc.
(FIMM) will serve as sub-adviser and be primarily responsible for choosing investments for the fund. FIMM is an affiliate of FMR.
Norman Lind is Vice President and manager of Spartan Intermediate Municipal Income, which he has been managing since January 1998. He also manages several other Fidelity funds. Since joining Fidelity in 1986, Mr. Lind has worked as an analyst and manager.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds;
(small solid bullet) Regular investment and withdrawal plans; and (small solid bullet) Checkwriting.
Spartan, Fidelity, Fidelity Investments and (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497k1 filed pursuant to Rule 497(k)(1)(i)

FIDELITY
NEW MARKETS INCOME
FUND



FIDELITY NEW MARKETS INCOME FUND

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

INSERT ITEM CODE NUMBER___________.. NMI-PROFILE-1298

INVESTMENT SUMMARY
INVESTMENT OBJECTIVE
NEW MARKETS INCOME FUND seeks high current income. As a secondary objective, the fund seeks capital appreciation.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in debt securities of issuers in emerging markets (countries that have an emerging stock market as defined by the International Finance Corporation, countries with low - to middle-income economies according to the World Bank, and countries that are listed in World Bank publications as "developing").
(small solid bullet) Potentially investing in other types of securities, including equity securities of emerging market issuers, debt securities of non-emerging market foreign issuers, and lower-quality debt securities of U.S. issuers.
(small solid bullet) Allocating investments across countries considering the size of the market in each country relative to the size of the markets in countries considered emerging markets as a whole.
(small solid bullet) Using fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) STOCK MARKET VOLATILITY. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. (small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.
Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Returns are based on past results and are not an indication of future performance.
YEAR-BY-YEAR RETURNS
 NEW MARKETS INCOME

CALENDAR YEARS       1994  1995  1996  1997  1998

                     %     %     %     %     %


PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR NEW MARKETS INCOME, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING __________ 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING
___________, 19__).

AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998        PAST 1  LIFE OF FUND [A]
                                               YEAR

NEW MARKETS INCOME                              %       %

J.P. MORGAN EMERGING MARKETS BOND INDEX PLUS    %       %

LIPPER EMERGING MARKETS DEBT FUNDS AVERAGE      %       %

A JANUARY 1, 1994
If FMR had not reimbursed certain fund expenses during these periods, the fund's total returns would have been lower.
J.P. Morgan Emerging Markets Bond Index Plus is a market capitalization-weighted index of U.S. dollar- and other external currency-denominated Brady bonds, loans, Eurobonds, and local market debt instruments traded in emerging markets.
Lipper Emerging Markets Debt Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives. Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [The annual fund operating expenses provided below for New Markets Income are based on historical expenses, adjusted to reflect current fees.] [The annual fund operating expenses provided below for New Markets Income are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period.] [The annual fund operating expenses provided below for New Markets Income are based on historical expenses.]
SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

REDEMPTION FEE (SHORT-TERM TRADING FEE)                     1.00%
ON SHARES HELD LESS THAN 180 DAYS DAYS
(AS A % OF AMOUNT REDEEMED)

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
MANAGEMENT FEE                        %

DISTRIBUTION AND SERVICE (12B-1) FEE  NONE

OTHER EXPENSES                        %

TOTAL ANNUAL FUND OPERATING EXPENSES  %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including this reduction, the total fund operating expenses would have been __% for New Markets Income.]
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR         $

3 YEARS        $

5 YEARS        $

10 YEARS       $

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
John Carlson is Vice President and manager of New Markets Income, which he has managed since June 1995. He also manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets with Lehman Brothers International from 1992 through 1995.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments and (Pyramid) Design, and TouchTone Xpress are registered trademarks of FMR Corp.
The third party marks appearing above are the marks of their respective owners.
Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.
The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you buy through an investment professional or through a retirement account, certain account features and policies may differ.
Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.
In addition, when you sell your shares, you will pay a 1.00% short-term trading fee if you have held your shares for less than 180 days.
Distributions and Taxes
The fund declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in December and February. You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.


F  U  N  D    P  R  O  F  I  L  E

EDGAR Submission type: 497k1 filed pursuant to Rule 497(k)(1)(i)

FIDELITY
INTERNATIONAL BOND
FUND



FIDELITY INTERNATIONAL BOND FUND

[DATE]

This Profile summarizes key information about the fund that is included in the fund's prospectus. The fund's prospectus includes additional information about the fund, including a more detailed description of the risks associated with investing in the fund that you may want to consider before you invest. You may obtain the prospectus and other information about the fund at no cost by calling Fidelity(registered trademark) at 1-800-544-8888 or visiting Fidelity's Web site at www.fidelity.com.

(fidelity_logo_graphic)
82 Devonshire Street, Boston, MA 02109

Insert item Code number _______________. GLO-profile-1298

Investment Summary
INVESTMENT OBJECTIVE
INTERNATIONAL BOND FUND seeks high total investment return.
PRINCIPAL INVESTMENT STRATEGIES
Fidelity Management & Research Company (FMR)'s principal investment strategies include:
(small solid bullet) Investing at least 65% of total assets in foreign debt securities.
(small solid bullet) Investing up to 35% of assets in emerging market issuers, which are often lower-quality debt securities.
(small solid bullet) Allocating investments across countries and regions considering the size of the market in each country and region relative to the size of the international market as a whole.
(small solid bullet) Analyzing a security's issuer using fundamental factors and evaluating each security's current price relative to estimated long-term value in selecting investments.

PRINCIPAL INVESTMENT RISKS
The fund is subject to the following principal investment risks:
(small solid bullet) INTEREST RATE CHANGES. Interest rate increases can cause the price of a debt security to decrease.
(small solid bullet) FOREIGN EXPOSURE. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently than the U.S. market. Emerging markets can be subject to greater social, economic, regulatory and political uncertainties and can be extremely volatile. (small solid bullet) ISSUER-SPECIFIC CHANGES. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments.

In addition, the fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single issuer could cause greater fluctuations in share price than would occur in a more diversified fund.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
When you sell your shares of the fund, they could be worth more or less than what you paid for them.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders. In the fund's annual and semi-annual reports, you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the period covered by the report. You may obtain a free copy of the fund's annual or semi-annual report by calling 1-800-544-8888.
Performance
The following information illustrates the changes in the fund's performance from year to year and compares the fund's performance to the performance of a market index and an average of the performance of similar funds over various periods of time. Prior to February 27, 1998, International Bond operated under certain different investment policies. Accordingly, the fund's historical performance may not represent its current investment policies.
Returns are based on past results and are not an indication of future performance.

YEAR-BY-YEAR RETURNS
 INTERNATIONAL BOND

CALENDAR YEARS       1989  1990  1991  1992  1993  1994  1995  1996  1997  1998

                     %     %     %     %     %     %     %     %     %     %



PERCENTAGE (%)
ROW: 1, COL: 1, VALUE: NIL
ROW: 2, COL: 1, VALUE: NIL
ROW: 3, COL: 1, VALUE: NIL
ROW: 4, COL: 1, VALUE: NIL
ROW: 5, COL: 1, VALUE: NIL
ROW: 6, COL: 1, VALUE: NIL
ROW: 7, COL: 1, VALUE: NIL
ROW: 8, COL: 1, VALUE: NIL
ROW: 9, COL: 1, VALUE: NIL
ROW: 10, COL: 1, VALUE: NIL
DURING THE PERIODS SHOWN IN THE CHART FOR INTERNATIONAL BOND, THE
HIGHEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING ______, 19__) AND THE LOWEST RETURN FOR A QUARTER WAS __% (QUARTER ENDING _______,
19__).

AVERAGE ANNUAL RETURNS
FOR THE PERIODS ENDED DECEMBER 31, 1998                PAST 1  PAST 5  PAST 10
                                                       YEAR    YEARS   YEARS

INTERNATIONAL BOND                                      %       %       %

SALOMON BROS. NON US WORLD GOV'T BOND INDEX, UNHEDGED   %       %       %

LIPPER INTERNATIONAL INCOME FUNDS AVERAGE               %       %       %


If FMR had not reimbursed certain fund expenses during these periods,the fund's total returns would have been lower.
Salomon Brothers Non-U.S. Dollar World Government Bond Index, Unhedged is a market capitalization-weighted index that is designed to represent the performance of 16 world government bond markets, excluding the United States. Issues included in the index have fixed-rate coupons and maturities of one year or more.
Lipper International Income Funds Average reflects the performance (excluding sales charges) of mutual funds with similar objectives.
Fee Table
The following table describes the fees and expenses that are incurred when you buy, hold or sell shares of the fund. [The annual fund operating expenses provided below for International Bond are based on historical expenses, adjusted to reflect current fees.] [ The annual fund operating expenses provided below for International Bond are higher than the expenses actually paid by the fund as the result of the payment or reduction of certain expenses during the period.] [The annual fund operating expenses provided below for International Bond are based on historical expenses.]
SHAREHOLDER FEES (PAID BY THE INVESTOR DIRECTLY)
SALES CHARGE (LOAD) ON PURCHASES                            NONE
AND REINVESTED DISTRIBUTIONS

DEFERRED SALES CHARGE (LOAD) ON REDEMPTIONS                 NONE

ANNUAL ACCOUNT MAINTENANCE FEE (FOR ACCOUNTS UNDER $2,500)  $12.00

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)
MANAGEMENT FEE                         %

DISTRIBUTION AND SERVICE (12B-1) FEE   NONE

OTHER EXPENSES                         %

TOTAL ANNUAL FUND OPERATING EXPENSES   %

[A portion of the brokerage commissions that the fund pays is used to reduce the fund's expenses. In addition, the fund has entered into arrangements with its custodian and transfer agent whereby credits realized as a result of uninvested cash balances are used to reduce custodian and transfer agent expenses. Including this reduction, the total fund operating expenses would have been __% for International Bond.
This EXAMPLE helps you compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the fund's annual return is 5% and that your shareholder fees and the fund's annual operating expenses are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you close your account after the number of years indicated:
1 YEAR    $

3 YEARS   $

5 YEARS   $

10 YEARS  $

Fund Management
FMR is the fund's manager.
As the manager, FMR is responsible for choosing the fund's investments and handling its business affairs.
Affiliates assist FMR with foreign investments:
(small solid bullet) Fidelity Management & Research (U.K.) Inc. (FMR U.K.) serves as a sub-adviser for the fund. Currently, FMR U.K. provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity International Investment Advisors (FIIA) serves as a sub-adviser for the fund. Currently, FIIA provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund. (small solid bullet) Fidelity International Investment Advisors (U.K.) Limited (FIIA (U.K.) L) serves as a sub-adviser for the fund. Currently, FIIA (U.K.) L provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
(small solid bullet) Fidelity Investment Japan Ltd. (FIJ) serves as a sub-adviser for the fund. Currently, FIJ provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.
John Carlson is Vice President and lead manager of International Bond, which he has managed since February 1998. He also manages the emerging markets investments of International Bond and manages other Fidelity funds. Prior to joining Fidelity in 1995, Mr. Carlson was executive director of emerging markets at Lehman Brothers International from 1992 to 1995.
Buying Shares
The fund's shares are sold without a sales charge.
You may buy shares of the fund after reading this profile or you may request a prospectus to review before investing. If you buy shares after reviewing this profile, Fidelity will send you a prospectus with your confirmation.
The minimum initial purchase amount is $2,500 ($500 for certain retirement accounts), the minimum additional purchase amount is $250, and the minimum balance amount is $2,000 ($500 for certain retirement accounts).
If you buy through an investment professional or through a retirement account, certain account features and policies may differ.
Selling Shares
You may sell all or a portion of your shares on any business day by phone, by mail, by wire, or over the Internet through Fidelity's Web site. You may also sell shares by exchange to another Fidelity fund. Both accounts must have the same registration, including name, address and taxpayer ID. A signature guarantee may be required in certain circumstances.
Distributions and Taxes
The fund declares dividends daily and pays them monthly. The fund normally pays capital gains distributions in December and February. You may elect to have your dividends and/or capital gains distributions automatically reinvested in additional shares of the fund, paid in cash, or automatically invested in shares of another identically registered Fidelity fund. If you do not indicate a choice on your application, your distributions will be automatically reinvested. Not all distribution options are available for every account.
Distributions you receive from the fund are subject to federal income tax, and may also be subject to state or local taxes.
For federal tax purposes, the fund's dividends and distributions of short-term capital gains are taxable to you as ordinary income. The fund's distributions of long-term capital gains are taxable to you generally as capital gains.
Summary of Available Services
Fidelity provides a number of services to its shareholders. Among them are:
(small solid bullet) 24 hour telephone assistance, 1-800-544-6666; (small solid bullet) TDD - Service for the Deaf and Hearing-Impaired (9:00 a.m. - 9:00 p.m. Eastern time), 1-800-544-0118;
(small solid bullet) Fidelity's Web site, www.fidelity.com;
(small solid bullet) TouchTone Xpress(Registered trademark) (an automated service for obtaining account information by phone), 1-800-544-5555;
(small solid bullet) Over 75 walk-in Investor Centers nationwide; (small solid bullet) Exchange privileges among Fidelity funds; and (small solid bullet) Regular investment and withdrawal plans. Fidelity, Fidelity Investments and (Pyramid) Design, and Touch Tone Xpress are registered trademarks of FMR Corp.
 The third party marks appearing above are the marks of their respective owners.


====================Front of Application======================
FIDELITY MUTUAL FUND                 (Fidelity Logo Graphic)
NEW ACCOUNT APPLICATION              (registered trademark)
                                     P.O. Box 5000
                                     Cincinnati, OH 45273-8698

You may invest in the fund after reviewing the profile(s) or the prospectus(es) for the fund(s).

For help with this application, or for an IRA, Keogh or Business
Account application, call us anytime at 1-800-544-8888.

If you are opening your account by an exchange from an existing
Fidelity account, call us at 1-800-544-7777.

1: PLEASE TELL US HOW WE SHOULD ESTABLISH YOUR ACCOUNT
______________________________________________________________
Account registration:
______________________________________________________________
__ Individual  __ Joint Tenants -     __ Custodial
                  Rights of              (UGMA/UTMA)
                  Survivorship 1         Under the (state)
               __ Tenants in Common 1    ____ Uniform
               __ Community Property 1   Gifts/Transfer
                                         to Minors Act
______________________________________________________________
/_/ Trust Accounts:
______________________________________________________________
Trustee(s) Name                         Trust Taxpayer
(first, MI, last):                      Identification Number:
______________________________________________________________
Name of Trust:    for the benefit of:     Date of Trust
                                          (Month, day, year):
______________________________________________________________
Name:
______________________________________________________________
Account Owner/                     Joint Owner/Custodian Name
Minor Name (first, MI, last):      (first, MI, last):
______________________________________________________________
Address and Phone:                  /_/ Check here if this is
                                        a new address.
______________________________________________________________
Street Address and             City           State       Zip
Apartment or Box Number: 2
______________________________________________________________
Evening Phone (Home):         Daytime Phone (Work):
(    )                        (    )
______________________________________________________________
1 If you are establishing a joint account and do not check a box, the account will be registered as joint tenants with rights of survivorship. Types of joint ownership are governed by the laws of your state of residence. If you need more information about which are appropriate in your state, please ask your state tax officials or financial advisor.

2 If you have provided a P.O. Box, please include your residential address with this application.


2: WE ARE REQUIRED TO REQUEST THE FOLLOWING INFORMATION
______________________________________________________________
                    Account Owner/Minor   Joint Account Owner/
                                          Custodian 1
______________________________________________________________
Social Security     ___________________   ___________________
or taxpayer
identification number 1:
Date of Birth
(month/day/year)    ______ _____ ______   _______ ____ ______
______________________________________________________________
Citizenship
  Country of
  citizenship:      _U.S. _Other________  _U.S. _Other_______
  Country of
  tax residence:    _U.S. _Other________  _U.S. _Other_______
______________________________________________________________
Occupation: We
are required by the
National Association
of Securities
Dealers (NASD) to
ask for this
information.
______________________________________________________________
Employer's Name
and Address:
______________________________________________________________
Affiliations:       _I am affiliated      _I am affiliated
                     with, or work for,    with, or work for,
                     a member firm of      a member firm of
                     the NASD              the NASD
______________________________________________________________
1 The Social Security Number or taxpayer identification number for account owner/minor is used for tax reporting purposes. (The custodian's Social Security Number will be used to determine eligibility for maintenance fee waivers.)


3: INVESTMENT INFORMATION
______________________________________________________________
Please make your check payable to the full name of the Fidelity fund in which you are investing. Note that Fidelity cannot accept foreign checks or Traveler's checks. Be sure to read the profile(s) or the prospectus(es) for the fund(s) you choose before your initial investment and, if you invest based on the profile, be sure to read the prospectus(es) when [it/they] [is/are] sent to you.

Fund Name:               Initial Investment Amount - Fund
                         minimums vary, see the profile or the
                         prospectus for additional details.
A.______________________ $____,________,________._______
B.______________________ $____,________,________._______
C.______________________ $____,________,________._______

Dividend & Capital Gain Distributions Check one box: (If no box is checked, we will reinvest all distributions.)

_ Reinvest all dividends _ Pay all dividends _ Pay all
  and capital gains in     and capital gains   dividends and
  my account.              directly to my      capital gains
                           bank account via    to me by check.
                           MoneyLine
                           (registered
                           trademark). Please
                           attach a voided
                           check.
______________________________________________________________
* Note that some funds may charge a sales load and/or a short-term trading fee. In addition an annual Fidelity mutual fund maintenance fee of $12 may be deducted from accounts with a balance of less than $2,500. Minimum initial investments vary by fund. See your profile or your prospectus for additional details.

====================Back of Application=======================

4: OPTIONAL ACCOUNT FEATURES
______________________________________________________________
Fidelity Automatic Account Builder (registered trademark)
This service lets you invest automatically (monthly or quarterly) from your bank account to your Fidelity account. Change or cancel your plan anytime with a phone call at least one business day before your scheduled investment. (Automatic Account Builder normally becomes active 20 days after your application is processed.)

To establish this feature, complete the information below and staple to the left a voided check from your bank account. One common name must appear on your Fidelity and bank accounts.

Assign  Investment Amount  Investment Frequency         (month,
to Fund (Spartan minimum:  (check one)                   day,
(from   $500; Non-Spartan                                year)
Section minimum: $100)
3)
__A.    $____,______.____  _Monthly _Quarterly beginning _____
__B.    $____,______.____  _Monthly _Quarterly beginning _____
__C.    $____,______.____  _Monthly _Quarterly beginning _____

Direct Deposit
This service lets you invest directly from your paycheck or your Social Security check. The minimum investment is $100 per pay period. To establish this feature, check the appropriate box below. We will send you an authorization form to complete and give to your employer.

_My check is from the  _My check is from someone other than
 federal government.    the federal government.

Transfers Between Your Bank & Fidelity
This electronic link with your bank account offers flexible access to your money. Transfers occur only when you initiate them and may be made through either Bank Wire or Fidelity MoneyLine (Registered trademark). (See the prospectus for details and minimum amounts. MoneyLine normally becomes active 20 days after your application is processed.) Your bank may charge a fee. This feature is not available with passbook savings accounts.

_ To establish this feature, check the box at left and staple a voided check from your bank account. One common name must appear on your
Fidelity and bank accounts.                          [F3]

Telephone Redemptions & Exchanges
You automatically have the ability to make redemptions or exchanges by telephone. Exchanges can be made only between Fidelity funds that have the same account ownership. Each fund has rules on the number of exchanges allowed each year. Some funds have administrative fees (of up to $7.50) and trading fees (of up to 3.0% on exchanges. (See the appropriate fund's prospectus for details.) The exchange privilege may be terminated or modified by Fidelity in the future.

Checkwriting
_Please add this feature to my account. All owners must sign the Signature Card for checkwriting and the section below at the end of this application. For custodial accounts, only the custodian may sign the Signature Card.

Checkwriting is an optional feature and is not available on all funds. In addition there may be a charge for checkwriting. See prospectus for details.
______________________________________________________________
STAPLE VOIDED CHECK HERE.
______________________________________________________________
5: SIGNATURE

Each owner must sign this section.
By signing this application, I certify that:
(bullet) I have received and read the profile or the prospectus for the fund in which I am investing. [I understand that if I am investing based on the profile, I will be sent a prospectus with my confirmation.] I agree to the terms of the profile and the prospectus. I have the authority and legal capacity to purchase mutual fund shares, am of legal age and believe each investment is suitable for me. It is my responsibility to read the prospectus of any fund into which I exchange.
(bullet) I understand that all information provided in sections 1, 2, 4 and 5 will apply to any new fund into which my shares may be exchanged.
(bullet) I understand that neither this fund nor Fidelity Distributors Corporation is a bank, and fund shares are not backed or guaranteed by any bank or insured by the FDIC.
(bullet) I ratify any instructions, including telephone instructions, given on this account. I agree that neither the fund nor Fidelity Service Company, Inc. will be liable for any loss, cost or expense for acting upon any instructions if it follows reasonable procedures designed to prevent unauthorized transactions. (If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.) I consent to the use of recorded telephone conversations.
(bullet) I understand that for joint tenant accounts "I" refers to all account owners, and each of the account owners agrees that any account owner has authority to act on the account without notice to the other account owners. Fidelity Service Company, Inc. in its sole discretion, and for its protection, may require the written consent of all account owners prior to acting upon the instructions of any account owner. (bullet) If I am a U.S. Citizen or Resident Alien, as I have indicated above, I certify under penalties of perjury that (1) the Social Security or taxpayer identification number provided above is correct (or I am waiting for a number to be issued to me), and (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, or (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding for failure to report all dividend and interest income, or (c) I have been notified by the IRS that I am no longer subject to backup withholding. (Please cross out item 2 if it does not apply to you.)
(bullet) If I am a Non-Resident Alien, as I have indicated above, I certify under penalties of perjury that I am not a U.S. Citizen or Resident Alien, that the information entered above is correct, that if a reduced rate of tax or exemption from tax applies, I have complied with all requirements to qualify for the reduced tax, and I am an exempt foreign person under IRS regulations.

The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding.

Signature of Owner            Signature of Joint Owner
        Date (month,day,year)         Date (month,day,year)
X____________________________ X______________________________
For trusts, all trustees must sign. Only the custodian should sign the application for custodial accounts.

Not authorized for distribution unless preceded or accompanied by a current profile or prospectus.

61605.001    Fidelity distributors Corporation   MFFK-APP-0998
                                                 1.706324.101



===================Front of Signature Card====================
SIGNATURE CARD FOR CHECKWRITING     ________________________
Please do not detach this card.

Checkwriting is available only for money market funds and certain bond funds. Checkwriting minimums vary and fees may apply. See prospectus for more information.
                             Please sign within the boxes
                             below using BLACK BALLPOINT INK.
Please use a pen and print
clearly in CAPITAL LETTERS.

Owner's Name
(first,MI,last):
____________________________ X________________________________
Joint Owner's Name
(first,MI,last):
____________________________ X________________________________
__Check here if more than one
  signature will be required
  on checks. If this box is
  not checked, only one
  signature will be required
  on checks.                                           8324100
==================Back of Signature Card======================
By signing this signature card on the reverse side, the signatory(ies) agree(s) to be subject to the terms and conditions, guidelines, and rules applicable to your account as now in effect and as amended from time to time, of the fund(s) and of UMB Bank, n.a.. ("the Bank"), as they pertain to the use of redemption checks; therefore, all registered owners must sign this signature card. All checks will require only one signature unless otherwise indicated on the face of this card. Each signatory guarantees the genuineness of the other's signature on this card.

The Bank is hereby appointed agent by the shareholders signing this card and, as such agent, is directed to request redemption of shares of such Fidelity fund(s) as designated by the shareholders from time to time, and as recorded on Fidelity's records, upon receipt of, and to the amount of, checks drawn upon this account(s). In so acting, the Bank shall be liable only for its own negligence. Shareholders will be subject the the Bank's rules, regulations and associated laws governing check collection, including the Uniform Commercial Code as enacted in the State of Missouri.

It is further agreed as follows:
1. All items, with exception of those drawn on Spartan (registered trademark) money market funds, Fidelity Daily Income Trust ("FDIT"), and Fidelity Municipal Money Market Fund, must be for a minimum of $500 (or such other minimum amounts as may from time to time be established upon prior written notice to the shareholders, including the accounts of Spartan money market funds, FDIT and Fidelity Municipal Money Market Fund), or they may be returned to shareholders marked "Refer to Maker."
2 This card supersedes any card already on file for the same T Master Account or fund or account number.
3. Refer to the fund prospectus for minimum check amounts and any applicable fees.
4. You may obtain a copy of the "Statement of Terms and Conditions" applicable to your account by calling Fidelity.